PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 94 .8%
Brazil : 1 .9%
178,800  Caixa Seguridade
Participacoes S/A
$ 467,046
0 .4
9,600
Embraer SA
109,923
0 .1
154,300
(1)
Natura & Co. Holding SA
283,268
0 .3
24,500
(2)
Rede D'Or Sao Luiz SA
161,534
0 .1
13,920
Telefonica Brasil SA
69,509
0 .1
146,619
TIM SA/Brazil
497,061
0 .5
31,700
Totvs SA
236,884
0 .2
28,100
WEG SA
208,558
0 .2
2,033,783
1 .9
Chile : 0 .3%
594,473
Enel Americas SA
55,429
0 .1
1,793,096
Enel Chile SA
130,006
0 .1
26,370
Falabella SA
125,819
0 .1
311,254
0 .3
China : 28 .9%
9,000
Airtac International Group
276,165
0 .3
177,500  Alibaba Group Holding
Ltd.
2,527,212
2 .3
199,000  AviChina Industry &
Technology Co. Ltd. -
Class H
100,109
0 .1
62,000  Bank of Beijing Co. Ltd. -
Class A
54,204
0 .1
1,290,000  Bank of China Ltd. -
Class H
747,435
0 .7
68,000  Beijing Enterprises
Holdings Ltd.
284,918
0 .3
52,300
(2)
BOC Aviation Ltd.
422,355
0 .4
376,000  Bosideng International
Holdings Ltd.
210,005
0 .2
15,500
BYD Co. Ltd. - Class H
770,320
0 .7
618,000  China CITIC Bank Corp.
Ltd. - Class H
544,013
0 .5
624,000  China Communications
Services Corp. Ltd. -
Class H
358,432
0 .3
1,300,000  China Construction Bank
Corp. - Class H
1,162,300
1 .1
151,000
(2)
China Feihe Ltd.
116,699
0 .1
213,600
China Gas Holdings Ltd.
194,477
0 .2
92,000  China Hongqiao Group
Ltd.
163,481
0 .2
21,000  China Mengniu Dairy Co.
Ltd.
46,924
0.0
39,500  China Merchants Bank
Co. Ltd. - Class H
244,557
0 .2
194,000  China Merchants Port
Holdings Co. Ltd.
375,080
0 .3
108,000  China Minsheng Banking
Corp. Ltd. - Class H
55,448
0 .1
71,600  China Pacific Insurance
Group Co. Ltd. - Class H
222,448
0 .2
200,539  China Railway Signal &
Communication Corp.
Ltd. - Class A
139,544
0 .1
270,000
(2)
China Resources
Pharmaceutical Group
Ltd.
177,073
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
277,200
(2)
China Tower Corp. Ltd. -
Class H
$ 410,479
0 .4
140,600  China XD Electric Co.
Ltd. - Class A
121,420
0 .1
20,600  China Yangtze Power Co.
Ltd. - Class A
86,385
0 .1
229,200  Chongqing Rural
Commercial Bank Co.
Ltd. - Class A
230,538
0 .2
348,000  CMOC Group Ltd. - Class
H
277,396
0 .3
1,500  Contemporary Amperex
Technology Co. Ltd. -
Class A
51,797
0.0
13,100  Dong-E-E-Jiao Co. Ltd. -
Class A
99,451
0 .1
103,700  Dongfang Electric Corp.
Ltd. - Class A
229,260
0 .2
557,000
Far East Horizon Ltd.
430,478
0 .4
113,000
Fosun International Ltd.
65,944
0 .1
10,400
(2)
Giant Biogene Holding
Co. Ltd.
93,725
0 .1
161,200  Goldwind Science &
Technology Co. Ltd. -
Class A
206,611
0 .2
135,000  Great Wall Motor Co. Ltd.
- Class H
208,329
0 .2
166,000  Guangdong Investment
Ltd.
134,652
0 .1
18,400  Haier Smart Home Co.
Ltd. - Class H
53,585
0.0
39,000  Hisense Home
Appliances Group Co.
Ltd. - Class H
128,341
0 .1
88,600
(2)
Huatai Securities Co. Ltd.
- Class H
148,576
0 .1
782,592  Industrial & Commercial
Bank of China Ltd. -
Class H
567,593
0 .5
73,300  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
149,006
0 .1
41,552
JD.com, Inc. - Class A
672,441
0 .6
74,900  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
137,983
0 .1
65,400
Kingsoft Corp. Ltd.
277,313
0 .3
302,000
Kunlun Energy Co. Ltd.
301,687
0 .3
700  Kweichow Moutai Co.
Ltd. - Class A
147,361
0 .1
294,000
Lenovo Group Ltd.
335,636
0 .3
34,000  Meihua Holdings Group
Co. Ltd. - Class A
49,412
0.0
62,020
(1)(2)
Meituan - Class B
1,072,615
1 .0
19,800  MINISO Group Holding
Ltd.
84,409
0 .1
69,600  NARI Technology Co. Ltd.
- Class A
213,953
0 .2
21,900
NetEase, Inc.
529,504
0 .5
25,700  Ningbo Sanxing Medical
Electric Co. Ltd. - Class A
78,499
0 .1

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
6,424
(1)
PDD Holdings, Inc., ADR
$ 619,980
0 .6
848,000  People's Insurance Co.
Group of China Ltd. -
Class H
553,139
0 .5
248,000  PetroChina Co. Ltd. -
Class H
207,550
0 .2
290,000  PICC Property & Casualty
Co. Ltd. - Class H
551,033
0 .5
124,500  Ping An Insurance Group
Co. of China Ltd. - Class
H
727,153
0 .7
6,800
(2)
Pop Mart International
Group Ltd.
190,047
0 .2
6,540  Qifu Technology, Inc.,
ADR
268,794
0 .2
39,000  Sany Heavy Industry Co.
Ltd. - Class A
101,816
0 .1
6,700  Seres Group Co. Ltd. -
Class A
125,892
0 .1
299,700  Shandong Nanshan
Aluminum Co. Ltd. -
Class A
155,745
0 .1
164,000  Shanghai Baosight
Software Co. Ltd. - Class
B
226,859
0 .2
209,300  Shanghai
Pharmaceuticals Holding
Co. Ltd. - Class H
303,540
0 .3
30,700  Sichuan Chuantou
Energy Co. Ltd. - Class A
71,801
0 .1
15,200  Sieyuan Electric Co. Ltd.
- Class A
152,080
0 .1
67,600  Sinopharm Group Co.
Ltd. - Class H
162,962
0 .2
30,000
Sinotruk Hong Kong Ltd.
75,591
0 .1
80,600
Tencent Holdings Ltd.
5,081,238
4 .7
17,398  Tencent Music
Entertainment Group,
ADR
292,982
0 .3
13,000  Tianqi Lithium Corp. -
Class A
51,990
0.0
99,200  Tongcheng Travel
Holdings Ltd.
278,749
0 .3
223,000  TravelSky Technology
Ltd. - Class H
316,295
0 .3
28,373  Trina Solar Co. Ltd. -
Class A
52,642
0.0
7,488  Vipshop Holdings Ltd.,
ADR
103,260
0 .1
154,000  Weichai Power Co. Ltd. -
Class H
299,849
0 .3
9,300  Wuliangye Yibin Co. Ltd.
- Class A
162,563
0 .2
116,200  Xiamen C & D, Inc. -
Class A
159,727
0 .1
207,400
(1)(2)
Xiaomi Corp. - Class B
1,335,036
1 .2
43,500  Yealink Network
Technology Corp. Ltd. -
Class A
203,334
0 .2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
19,800  Yintai Gold Co. Ltd. -
Class A
$ 54,247
0 .1
64,100  Yunnan Yuntianhua Co.
Ltd. - Class A
193,814
0 .2
37,800  Yutong Bus Co. Ltd. -
Class A
129,533
0 .1
44,200  Zhejiang China
Commodities City Group
Co. Ltd. - Class A
107,705
0 .1
55,600  Zhejiang Chint Electrics
Co. Ltd. - Class A
168,893
0 .2
161,600  Zhejiang Longsheng
Group Co. Ltd. - Class A
219,792
0 .2
29,600  Zhejiang NHU Co. Ltd. -
Class A
90,088
0 .1
79,200  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
335,382
0 .3
58,200
ZTE Corp. - Class H
162,371
0 .2
31,081,050
28 .9
Colombia : 0 .3%
61,660  Interconexion Electrica
SA ESP
287,302
0 .3
Greece : 1 .7%
123,409  Alpha Services and
Holdings SA
396,027
0 .4
99,384  Eurobank Ergasias
Services and Holdings SA
306,108
0 .3
18,247  National Bank of Greece
SA
217,277
0 .2
20,781
OPAP SA
446,853
0 .4
73,630  Piraeus Financial
Holdings SA
490,513
0 .4
1,856,778
1 .7
Hungary : 0 .5%
2,115
OTP Bank Nyrt
160,436
0 .2
12,415
Richter Gedeon Nyrt
361,206
0 .3
521,642
0 .5
India : 17 .9%
3,444
ABB India Ltd.
240,585
0 .2
8,660
APL Apollo Tubes Ltd.
183,429
0 .2
2,889  Apollo Hospitals
Enterprise Ltd.
232,660
0 .2
31,505
Axis Bank Ltd.
439,569
0 .4
5,532
Bajaj Finance Ltd.
594,343
0 .6
145,249
Bharat Electronics Ltd.
654,205
0 .6
46,270  Bharat Heavy Electricals
Ltd.
140,790
0 .1
82,983  Bharat Petroleum Corp.
Ltd.
309,311
0 .3
9,189
BSE Ltd.
287,858
0 .3
13,978  CG Power & Industrial
Solutions Ltd.
112,355
0 .1
11,693
Cipla Ltd./India
200,561
0 .2
10,956  Colgate-Palmolive India
Ltd.
314,794
0 .3
7,834
Cummins India Ltd.
299,525
0 .3
19,735
Havells India Ltd.
352,347
0 .3
35,689
HCL Technologies Ltd.
683,137
0 .6

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
7,171
(2)
HDFC Asset
Management Co. Ltd.
$ 401,200
0 .4
18,520
HDFC Bank Ltd.
422,627
0 .4
1,656
Hero MotoCorp Ltd.
83,443
0 .1
16,277
Hindalco Industries Ltd.
120,764
0 .1
6,056  Hindustan Aeronautics
Ltd.
352,470
0 .3
28,424  Hindustan Petroleum
Corp. Ltd.
136,762
0 .1
65,976
ICICI Bank Ltd.
1,119,053
1 .0
2,856
(2)
ICICI Lombard General
Insurance Co. Ltd.
62,665
0 .1
295,256
Indian Oil Corp. Ltd.
490,525
0 .5
6,318
Info Edge India Ltd.
105,522
0 .1
58,215
Infosys Ltd.
1,063,866
1 .0
56,373
ITC Ltd.
275,809
0 .3
15,500  Kalyan Jewellers India
Ltd.
101,659
0 .1
19,648
Larsen & Toubro Ltd.
844,605
0 .8
6,031
(2)
LTIMindtree Ltd.
357,548
0 .3
14,379
Lupin Ltd.
329,739
0 .3
3,235
(2)
Macrotech Developers
Ltd.
54,021
0.0
10,659
Mphasis Ltd.
318,939
0 .3
6,076
Muthoot Finance Ltd.
157,648
0 .1
207,475
NHPC Ltd.
212,234
0 .2
391,359
NMDC Ltd.
326,430
0 .3
61,012  Oil & Natural Gas Corp.
Ltd.
170,917
0 .2
1,819  Oracle Financial Services
Software Ltd.
180,461
0 .2
1,731
Persistent Systems Ltd.
114,036
0 .1
6,662
PI Industries Ltd.
297,838
0 .3
8,777
Pidilite Industries Ltd.
318,918
0 .3
94,526
Power Finance Corp. Ltd.
449,442
0 .4
177,055  Power Grid Corp. of India
Ltd.
600,406
0 .6
94,228
REC Ltd.
444,400
0 .4
22,626
Reliance Industries Ltd.
376,319
0 .3
51,699
Shriram Finance Ltd.
386,875
0 .4
1,588
Solar Industries India Ltd.
299,097
0 .3
15,073  Sun Pharmaceutical
Industries Ltd.
295,911
0 .3
21,834  Tata Consultancy
Services Ltd.
884,052
0 .8
245,283
Tata Steel Ltd.
462,961
0 .4
24,186
Tech Mahindra Ltd.
445,144
0 .4
2,309  Torrent Pharmaceuticals
Ltd.
85,777
0 .1
3,110
United Spirits Ltd.
55,300
0.0
104,110
Vedanta Ltd.
531,048
0 .5
10,707
Voltas Ltd.
158,146
0 .1
112,486
Wipro Ltd.
328,647
0 .3
19,268,693
17 .9
Indonesia : 0 .7%
2,095,100  Adaro Energy Indonesia
Tbk PT
282,960
0 .3
110,700  Indofood Sukses Makmur
Tbk PT
53,436
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
2,122,400
Kalbe Farma Tbk PT
$ 197,160
0 .2
1,539,100  Sumber Alfaria Trijaya
Tbk PT
229,637
0 .2
763,193
0 .7
Luxembourg : 0 .3%
10,965
Reinet Investments SCA
297,099
0 .3
Malaysia : 1 .7%
339,700
AMMB Holdings Bhd
418,077
0 .4
205,600
Axiata Group Bhd
98,987
0 .1
103,400  CIMB Group Holdings
Bhd
168,433
0 .1
392,100
Genting Bhd
276,450
0 .3
30,100
Hong Leong Bank Bhd
138,502
0 .1
28,500
Malayan Banking Bhd
65,497
0 .1
354,400
Public Bank Bhd
358,985
0 .3
108,500
RHB Bank Bhd
163,983
0 .1
467,000
Sime Darby Bhd
186,370
0 .2
1,875,284
1 .7
Mexico : 1 .4%
14,400  Arca Continental SAB
de CV
158,507
0 .2
10,100  Coca-Cola Femsa SAB
de CV
95,491
0 .1
360,378  Fibra Uno Administracion
SA de CV
503,890
0 .5
14,500  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
465,344
0 .4
29,400  Grupo Financiero Banorte
SAB de CV - Class O
260,744
0 .2
1,483,976
1 .4
Peru : 0 .2%
959
Credicorp Ltd.
203,126
0 .2
Philippines : 0 .1%
8,520  International Container
Terminal Services, Inc.
62,539
0 .1
3,600
SM Investments Corp.
53,876
0.0
116,415
0 .1
Poland : 0 .9%
13,861  Polski Koncern Naftowy
ORLEN SA
272,363
0 .2
21,763  Powszechna Kasa
Oszczednosci Bank
Polski SA
437,876
0 .4
17,188  Powszechny Zaklad
Ubezpieczen SA
280,805
0 .3
991,044
0 .9
Qatar : 1 .2%
478,152
Barwa Real Estate Co.
378,106
0 .3
111,396
Ooredoo QPSC
378,483
0 .4
57,449  Qatar Electricity & Water
Co. QSC
249,929
0 .2
52,646
Qatar Fuel QSC
217,015
0 .2
23,276  Qatar National Bank
QPSC
108,254
0 .1
1,331,787
1 .2

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Romania : 0 .3%
42,076
NEPI Rockcastle NV
$ 323,575
0 .3
Russia : — %
354,185
(3)
Alrosa PJSC
—
—
10,144,776
(3)
Inter RAO UES PJSC
—
—
15,442
(3)
Lukoil PJSC
—
—
9,459
(3)
Magnit PJSC
—
—
116,758
(3)
Mobile TeleSystems
PJSC
—
—
4,585
(3)
Severstal PAO
—
—
130,134
(3)
Surgutneftegas PJSC
—
—
125,422
(3)
Tatneft PJSC
—
—
—
—
Saudi Arabia : 2 .8%
99,423
Arab National Bank
573,519
0 .5
360
Elm Co.
98,369
0 .1
19,083
Etihad Etisalat Co.
303,159
0 .3
5,432
Nahdi Medical Co.
176,643
0 .2
55,795
Saudi Awwal Bank
501,714
0 .5
9,114  Saudi Basic Industries
Corp.
135,314
0 .1
59,812  Saudi Industrial
Investment Group
263,525
0 .2
86,163
Saudi National Bank
796,248
0 .7
22,605  Yanbu National
Petrochemical Co.
179,484
0 .2
3,027,975
2 .8
South Africa : 2 .3%
12,890
Absa Group Ltd.
124,318
0 .1
2,390
Bid Corp. Ltd.
63,306
0.0
18,035
Gold Fields Ltd.
412,162
0 .4
15,933  Harmony Gold Mining
Co. Ltd.
230,105
0 .2
7,610
Kumba Iron Ore Ltd.
124,701
0 .1
2,101
Naspers Ltd. - Class N
603,696
0 .6
94,955
OUTsurance Group Ltd.
401,047
0 .4
49,623
(1)
Sasol Ltd.
223,939
0 .2
12,964
Shoprite Holdings Ltd.
210,681
0 .2
14,018
Vodacom Group Ltd.
107,544
0 .1
2,501,499
2 .3
South Korea : 10 .2%
1,216
CJ CheilJedang Corp.
203,652
0 .2
4,478
DB Insurance Co. Ltd.
326,360
0 .3
2,207  Hana Financial Group,
Inc.
116,075
0 .1
6,516
HD Hyundai Co. Ltd.
526,421
0 .5
681  HD Hyundai Electric Co.
Ltd.
186,455
0 .2
408  HD Hyundai Heavy
Industries Co. Ltd.
119,467
0 .1
1,825  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
417,059
0 .4
922
Hyundai Mobis Co. Ltd.
169,017
0 .2
7,915
KB Financial Group, Inc.
595,555
0 .6
7,398
Kia Corp.
478,450
0 .4
20,319  Korea Electric Power
Corp.
444,381
0 .4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
6,778  Korea Investment
Holdings Co. Ltd.
$ 529,812
0 .5
10,796
Korean Air Lines Co. Ltd.
175,879
0 .2
1,858
LG Chem Ltd.
265,119
0 .2
6,454
LG Corp.
331,538
0 .3
905
LG Electronics, Inc.
46,547
0.0
35,053
LG Uplus Corp.
324,723
0 .3
20,852  Mirae Asset Securities
Co. Ltd.
234,601
0 .2
3,020
NAVER Corp.
409,235
0 .4
39,706  NH Investment &
Securities Co. Ltd.
495,357
0 .5
56,494  Samsung Electronics Co.
Ltd.
2,292,397
2 .1
1,207  Samsung Fire & Marine
Insurance Co. Ltd.
353,241
0 .3
2,666  Samsung Life Insurance
Co. Ltd.
190,780
0 .2
1,985
Samsung SDS Co. Ltd.
186,828
0 .2
5,934  Shinhan Financial Group
Co. Ltd.
248,202
0 .2
3,628
SK Hynix, Inc.
535,170
0 .5
4,699
SK Telecom Co. Ltd.
175,176
0 .2
3,209
SK, Inc.
379,979
0 .3
14,687  Woori Financial Group,
Inc.
204,940
0 .2
10,962,416
10 .2
Taiwan : 16 .8%
11,000
Accton Technology Corp.
268,418
0 .3
4,000
Asustek Computer, Inc.
82,239
0 .1
369,000
AUO Corp.
156,776
0 .1
367,000
Compal Electronics, Inc.
347,828
0 .3
53,000
Delta Electronics, Inc.
651,285
0 .6
4,000  eMemory Technology,
Inc.
318,126
0 .3
44,000
Eva Airways Corp.
59,446
0 .1
344,000  Far Eastern New Century
Corp.
374,500
0 .3
26,000  Far EasTone
Telecommunications Co.
Ltd.
74,661
0 .1
165,000  Formosa Chemicals &
Fibre Corp.
130,710
0 .1
12,000
Fortune Electric Co. Ltd.
180,013
0 .2
220,000  Hon Hai Precision
Industry Co. Ltd.
1,120,381
1 .0
7,000  International Games
System Co. Ltd.
194,933
0 .2
24,000
Lite-On Technology Corp.
80,181
0 .1
19,000
MediaTek, Inc.
780,114
0 .7
37,000  Micro-Star International
Co. Ltd.
173,658
0 .2
5,000
(1)
PharmaEssentia Corp.
82,500
0 .1
119,000
Pou Chen Corp.
122,766
0 .1
58,000  President Chain Store
Corp.
493,908
0 .5
22,000  Realtek Semiconductor
Corp.
392,290
0 .4
50,000  Ruentex Development
Co. Ltd.
49,472
0.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
323,962  Taiwan Semiconductor
Manufacturing Co. Ltd.
$ 10,332,457
9 .6
159,000  Uni-President Enterprises
Corp.
420,403
0 .4
6,000  Voltronic Power
Technology Corp.
267,379
0 .2
85,000
Wistron Corp.
323,927
0 .3
2,000
Wiwynn Corp.
157,349
0 .1
111,000  Zhen Ding Technology
Holding Ltd.
376,713
0 .4
18,012,433
16 .8
Thailand : 1 .8%
31,100  Bumrungrad Hospital
PCL
132,444
0 .1
69,700  Charoen Pokphand
Foods PCL
51,947
0.0
33,100
CP ALL PCL - Foreign
47,308
0.0
108,600
CP AXTRA PCL
62,017
0 .1
55,372
(1)
Gulf Development PCL
75,904
0 .1
81,700  Kasikornbank PCL
- Foreign
383,205
0 .3
428,900
Krung Thai Bank PCL
289,675
0 .3
251,800
Minor International PCL
190,086
0 .2
93,600  PTT Exploration &
Production PCL
278,903
0 .3
123,000
SCB X PCL - Foreign
443,910
0 .4
1,955,399
1 .8
United Arab Emirates : 2 .1%
85,736  Abu Dhabi Commercial
Bank PJSC
281,812
0 .3
193,230
Aldar Properties PJSC
436,825
0 .4
90,777
Dubai Islamic Bank PJSC
203,867
0 .2
34,362  Emaar Development
PJSC
125,309
0 .1
184,252
Emaar Properties PJSC
659,798
0 .6
97,752  Emirates NBD Bank
PJSC
596,146
0 .5
2,303,757
2 .1
United Kingdom : 0 .3%
7,246
Anglogold Ashanti PLC
313,268
0 .3
United States : 0 .2%
27,200
JBS S/A
190,702
0 .2
Total Common Stock
(Cost $85,094,562)
102,013,450
94 .8
EXCHANGE-TRADED FUNDS : 1 .7%
41,125  iShares MSCI Emerging
Markets ETF
1,872,010
1 .7
Total Exchange-Traded
Funds
(Cost $1,730,452)
1,872,010
1 .7
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK : 2 .4%
Brazil : 2 .4%
65,800  Centrais Eletricas
Brasileiras SA
$ 541,977
0 .5
68,200
Gerdau SA
181,366
0 .2
175,110
Itau Unibanco Holding SA
1,146,581
1 .1
119,575
Petroleo Brasileiro SA
648,939
0 .6
2,518,863
2 .4
Total Preferred Stock
(Cost $2,075,027)
2,518,863
2 .4
Total Long-Term
Investments
(Cost $88,900,041)
106,404,323
98 .9
SHORT-TERM INVESTMENTS : 0 .6%
Mutual Funds : 0 .6%
664,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.220%
(Cost $664,000) $ 664,000 0 .6
Total Short-Term
Investments
(Cost $664,000)
664,000
0 .6
Total Investments in
Securities
(Cost $89,564,041) $ 107,068,323 99 .5
Assets in Excess of
Other Liabilities 497,287 0 .5
Net Assets $ 107,565,610 100 .0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of May 31, 2025.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 23 .9%
Financials 23 .5
Industrials 10 .0
Consumer Discretionary 9 .4
Communication Services 8 .7
Materials 5 .8
Energy 3 .8
Consumer Staples 3 .7
Utilities 3 .4
Health Care 2 .6
Real Estate 2 .4
Exchange-Traded Funds 1 .7
Short-Term Investments 0 .6
Assets in Excess of Other Liabilities 0 .5
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil $ 2,033,783 $ — $ — $ 2,033,783
Chile 311,254 — — 311,254
China 2,090,574 28,990,476 — 31,081,050
Colombia 287,302 — — 287,302
Greece — 1,856,778 — 1,856,778
Hungary 361,206 160,436 — 521,642
India — 19,268,693 — 19,268,693
Indonesia — 763,193 — 763,193
Luxembourg 297,099 — — 297,099
Malaysia — 1,875,284 — 1,875,284
Mexico 1,483,976 — — 1,483,976
Peru 203,126 — — 203,126
Philippines 53,876 62,539 — 116,415
Poland — 991,044 — 991,044
Qatar 249,929 1,081,858 — 1,331,787
Romania 323,575 — — 323,575
Russia — — — —
Saudi Arabia 615,116 2,412,859 — 3,027,975
South Africa 589,054 1,912,445 — 2,501,499
South Korea — 10,962,416 — 10,962,416
Taiwan — 18,012,433 — 18,012,433
Thailand 75,904 1,879,495 — 1,955,399
United Arab Emirates 596,146 1,707,611 — 2,303,757
United Kingdom — 313,268 — 313,268
United States 190,702 — — 190,702
Total Common Stock 9,762,622 92,250,828 — 102,013,450
Exchange-Traded Funds 1,872,010 — — 1,872,010
Preferred Stock 2,518,863 — — 2,518,863
Short-Term Investments 664,000 — — 664,000
Total Investments, at fair value $ 14,817,495 $ 92,250,828 $ — $ 107,068,323
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (212,415) $ — $ (212,415)
Total Liabilities $ — $ (212,415) $ — $ (212,415)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of May 31, 2025 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
At May 31, 2025, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI
Emerging Markets ETF
Royal Bank of
Canada Call 07/02/25 USD 45.520 237,258 USD 10,799,984 $ 159,509 $ (159,509)
iShares MSCI
Emerging Markets ETF
UBS AG Call 06/20/25 USD 46.260 233,463 USD 10,627,236 168,046 (52,906)
$ 327,555 $ (212,415)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 26,186,165
Gross Unrealized Depreciation (8,681,883)
Net Unrealized Appreciation $ 17,504,282